Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 8,753	$ 9,357
Short term deposits	12	12
Restricted cash	58	166
Trade accounts receivable	1,942	12,320
Other receivables	2,154	2,144
Inventory		2,386
Loans to associates	1,820	1,684
Loans to others	276	376
Related parties	63	59
Financial assets at fair value through profit or loss	5,906	3,167
Total current assets	20,984	31,671
NON-CURRENT ASSETS:
Property and equipment, net	66	353
Right-of-use assets, net		496
Investments accounted for using the equity method	341	2,995
Intangible assets, net	14,770	27,336
Deferred tax asset	170	273
Financial assets at fair value through profit or loss	1,218	772
Total non-current Assets	16,565	32,225
TOTAL ASSETS	37,549	63,896
CURRENT LIABILITIES:
Trade accounts payable	5,980	13,248
Short-term loans	2,530	8,982
Current maturities of long-term loans	3,064
Short-term convertible loans	773
Lease liabilities		102
Embedded derivatives	27
Liability to event producers	1,256	967
Warrants at fair value issued by subsidiaries	2,340	1,897
Related parties	907	909
Accrued expenses and other current liabilities	1,546	3,163
Total current liabilities	18,423	29,268
NON-CURRENT LIABILITIES:
Lease liabilities		468
Long-term loans	496	234
Deferred tax liability	1,024	1,465
Accrued severance pay, net	17	26
Total non-current liabilities	1,537	2,193
TOTAL LIABILITIES	19,960	31,461
EQUITY:
Share capital – ordinary shares with no par value: authorized – December 31,2024 – 200,000,000 and December 31, 2023 – 200,000,000 shares; issued and outstanding – December 31, 2024 – 32,258,663 shares December 31, 2023 – 27,989,465 shares
Share premium	114,120	112,883
Other capital reserves	11,304	12,106
Warrants	197	197
Accumulated deficit	(107,637)	(101,610)
Equity attributable to owners of Xylo Technologies Ltd.	17,984	23,576
Non-controlling interests	(395)	8,859
Total Equity	17,589	32,435
TOTAL LIABILITIES AND EQUITY	$ 37,549	$ 63,896